Document and Entity Information	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	ARCADIA BIOSCIENCES, INC.
Entity Central Index Key	0001469443